The Jaxon Investment Agreement (Details Narrative) - Jaxon Group Corp [Member]	Sep. 15, 2014 shares
Investment Agreement [Member]
Maximum number of shares purchased	5,000,000
Agreement term	36 months
Registration Rights Agreement [Member]
Number of registration shares	10,000,000